OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities

	As at December 31, 2020	As at December 31, 2019
Provision for environmental rehabilitation (note 27b)	$131	$156
Deposit on Pascua-Lama silver sale agreement[1]	—	253
Deposit on Pueblo Viejo gold and silver streaming agreement	47	75
Share-based payments (note 34b)	67	48
Other	61	90
	$306	$622
[1]Reclassified to other non-current liabilities. Refer to note 29.